PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 91.1% of Net Assets

Non-Convertible Bonds – 89.8%

	ABS Car Loan – 7.1%
$ 1,828,368	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023	$1,833,904
7,865,000	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	7,902,595
3,200,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	3,026,284
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	1,986,870
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	10,637,124
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	26,107,824
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,298,786
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,355,604
11,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	10,699,425
1,940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	1,946,229
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	8,442,640
7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028, 144A	6,959,534
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,679,372
13,585,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	13,690,190
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	5,798,849
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,298,382
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,492,600
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,392,449
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,053,515
19,699,771	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	19,738,865
2,525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	2,480,585
275,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	265,376
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	6,626,622
14,515,443	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	14,638,640
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,739,097

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Car Loan – continued
$ 9,229,019	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	$9,286,399
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	3,971,211
3,400,000	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,411,128
10,500,000	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027, 144A	10,178,243
7,410,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	7,115,322
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,816,665
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028, 144A	2,589,819
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,564,816
22,998,381	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	22,805,585
15,340,000	Ford Credit Auto Owner Trust, Series 2020-C, Class A3, 0.410%, 7/15/2025	15,107,636
27,290,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	26,641,363
8,555,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	8,630,468
1,025,639	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023	1,027,183
3,110,171	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	3,111,175
10,120,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	9,923,330
21,335,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	20,679,885
1,400,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	1,380,240
645,754	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023	647,354
16,245,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	15,905,543
1,890,526	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	1,856,902
3,261,462	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024	3,267,775
12,924,381	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024	12,832,721
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	4,300,545
21,362,932	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	21,481,761
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	7,023,077
8,455,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025	8,485,678

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Car Loan – continued
$ 12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	$13,127,129
2,900,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	2,877,664
2,392,471	Toyota Auto Receivables Owner Trust, Series 2021-A, Class A2, 0.160%, 7/17/2023	2,389,369
10,888,065	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	10,944,694

		433,472,041

	ABS Credit Card – 0.3%
3,460,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	3,420,644
6,355,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	6,166,743
5,000,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C, 4.210%, 3/20/2026, 144A	4,888,442
1,525,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	1,490,530

		15,966,359

	ABS Home Equity – 4.8%
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	15,785,842
1,250,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class B2, 4.750%, 1/28/2055, 144A(a)	1,239,296
1,716,572	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 1.159%, 11/16/2066, 144A(b)	1,719,887
10,390,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(a)	9,830,482
1,563,386	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(a)	1,562,833
4,275,040	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(a)	4,243,464
2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,467,105
3,871,845	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	3,780,519
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	2,769,353
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.746%, 5/15/2052, 144A(a)	1,273,192
1,870,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,675,758
3,548,243	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(a)	3,479,912
5,873,249	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(a)	5,643,801
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,412,451
11,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037, 144A	10,707,062

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 3,083,000	FirstKey Homes Trust, Series 2020-SRF1, Class D, 2.241%, 8/17/2037, 144A	$2,867,493
4,996,488	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)	4,909,313
146,994	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.948%, 8/25/2060, 144A(b)	146,976
2,534,622	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,366,479
2,463,142	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,249,583
1,069,599	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	962,997
10,677,213	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	9,990,199
5,328,674	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	4,830,624
2,304,638	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.477%, 6/17/2037, 144A(b)	2,285,655
282,713	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.591%, 7/17/2037, 144A(b)	280,100
7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)	7,041,095
895,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(a)	897,074
9,019,892	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(a)	8,979,038
6,301,182	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(a)	6,300,910
1,673,812	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(a)	1,659,196
2,329,098	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(a)	2,197,698
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(a)	1,449,496
2,924,010	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(a)	2,896,355
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(a)	2,697,469
6,404,263	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(a)	6,367,664
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,634,423
1,690,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/2036, 144A	1,648,905
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	3,728,119
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037, 144A	149,226
295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	270,211
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	1,635,742

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	$5,239,618
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	2,162,751
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	1,796,073
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,167,732
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	1,584,716
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	1,218,567
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040, 144A	831,582
4,800,048	PRPM LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025, 144A(a)	4,677,142
7,991,423	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(a)	7,679,185
6,666,024	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(a)	6,400,509
297,194	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(a)	287,122
7,029,353	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(a)	6,661,284
520,709	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(a)	521,262
520,443	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(a)	522,462
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)	4,711,147
6,390,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.957%, 2/25/2057, 144A(b)	6,390,406
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(a)	1,693,249
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(a)	1,872,061
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(a)	17,254,542
6,075,090	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)	5,965,067
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(a)	3,237,074
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038, 144A	3,611,655
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,446,841
14,873,223	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(a)	14,195,023
1,840,698	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	1,791,261
9,479,176	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(a)	9,100,985

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Home Equity – continued
$ 2,839,797	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(a)	$2,751,487
7,321,534	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(a)	7,094,990
6,595,173	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)	6,336,053
4,697,396	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(a)	4,573,937
9,279,613	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(a)	8,973,602

		295,782,382

	ABS Other – 3.0%
6,698,573	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	5,530,235
11,270,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	10,769,480
4,367,668	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	4,061,610
7,634,375	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	7,097,110
7,128,913	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	6,590,173
5,297,773	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	4,809,399
940,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	924,977
945,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	935,032
2,620,386	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,335,585
1,584,436	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	1,587,438
3,645,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	3,619,654
1,980,000	HPEFS Equipment Trust, Series 2020-2A, Class C, 2.000%, 7/22/2030, 144A	1,973,345
2,795,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	2,662,021
3,135,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029, 144A	2,998,609
7,117,241	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	6,476,573
8,777,823	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	7,874,945
10,643,815	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	9,952,774
2,546,811	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	2,375,259
1,916,547	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(a)	1,554,690

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Other – continued
$ 588,435	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	$584,850
372,337	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	363,031
13,404,792	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)	12,344,347
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	8,051,088
4,675,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	4,727,641
6,585,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	6,110,722
13,710,394	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	11,616,001
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	494,508
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031, 144A	2,483,394
1,123,620	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	1,079,914
490,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.949%, 9/15/2032(b)	487,049
850,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.806%, 9/15/2032(b)	844,881
1,412,897	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	1,418,120
6,127,693	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A	6,141,199
4,583,944	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A	4,602,686
10,531,333	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	10,558,861
7,370,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	7,360,426
5,881,867	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	5,322,151
6,203,358	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	5,568,700
12,421,125	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	11,238,315

		185,526,793

	ABS Student Loan – 0.9%
745,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	705,763
3,324,438	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051, 144A	3,091,418
2,503,678	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A	2,265,383
3,847,261	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A	3,794,765

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Student Loan – continued
$ 6,103,492	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050, 144A	$5,839,875
1,117,508	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	1,082,100
4,006,408	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A	3,825,116
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	513,806
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	1,841,240
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	4,312,480
439,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.957%, 6/15/2032(b)	435,106
339,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.821%, 6/15/2032(b)	335,993
666,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.810%, 3/15/2033(b)	661,297
449,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.852%, 3/15/2033(b)	445,829
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,447,727
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	563,480
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,521,040
7,032,964	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	7,042,421
11,647,629	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	11,494,639
930,294	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A	897,688

		53,117,166

	ABS Whole Business – 1.2%
9,472,569	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	9,589,251
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,622,108
7,114,575	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,108,108
2,867,520	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	2,843,622
5,138,393	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	5,136,635
4,032,700	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	3,866,057
15,353,975	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	14,234,931
3,956,500	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	3,952,860

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	ABS Whole Business – continued
$ 1,650,998	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	$1,552,114
17,183,325	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	17,260,162
2,465,563	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	2,438,495
2,019,850	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841%, 12/05/2050, 144A	1,873,362

		73,477,705

	Aerospace & Defense – 2.3%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	13,420,697
29,500,000	Boeing Co. (The), 2.196%, 2/04/2026	27,889,786
3,780,000	Boeing Co. (The), 2.250%, 6/15/2026	3,572,888
4,874,000	Boeing Co. (The), 2.950%, 2/01/2030	4,516,059
655,000	Boeing Co. (The), 3.100%, 5/01/2026	643,545
3,225,000	Boeing Co. (The), 3.200%, 3/01/2029	3,073,195
9,088,000	Boeing Co. (The), 3.375%, 6/15/2046	7,518,048
3,564,000	Boeing Co. (The), 3.625%, 3/01/2048	3,024,430
14,352,000	Boeing Co. (The), 3.750%, 2/01/2050	12,839,156
1,932,000	Boeing Co. (The), 3.825%, 3/01/2059	1,586,763
2,501,000	Boeing Co. (The), 3.850%, 11/01/2048	2,192,811
4,740,000	Boeing Co. (The), 5.150%, 5/01/2030	5,055,010
4,875,000	Boeing Co. (The), 5.805%, 5/01/2050	5,629,343
4,465,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,509,695
4,350,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,420,731
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,958,546
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	4,415,000
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	809,978
1,335,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,253,118
29,075,000	Textron, Inc., 3.000%, 6/01/2030	27,746,486

		141,075,285

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Airlines – 0.8%
$ 1,614,374	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	$1,559,469
5,727,570	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	5,579,684
11,953,074	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	10,700,824
1,325,255	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,218,585
5,143,073	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	4,741,404
2,881,086	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,706,778
16,986,882	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	15,175,571
5,564,069	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	5,204,018
2,372,435	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,210,016

		49,096,349

	Automotive – 2.2%
25,580,000	American Honda Finance Corp., MTN, 0.550%, 7/12/2024	24,395,257
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,071,884
29,605,000	Ford Motor Co., 3.250%, 2/12/2032	26,441,114
2,360,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	2,131,729
9,966,000	General Motors Co., 5.200%, 4/01/2045	10,087,350
27,915,000	General Motors Co., 5.400%, 4/01/2048	29,348,469
205,000	General Motors Co., 5.950%, 4/01/2049	227,815
9,600,000	General Motors Co., 6.250%, 10/02/2043	10,884,503
24,360,000	Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023, 144A	23,525,088
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	2,885,913

		135,999,122

	Banking – 9.4%
5,125,000	Ally Financial, Inc., 2.200%, 11/02/2028	4,629,755
300,000	Ally Financial, Inc., 3.875%, 5/21/2024	303,443
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	40,824,168
2,835,000	Ally Financial, Inc., 5.750%, 11/20/2025	2,981,294

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Banking – continued
$ 1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	$1,821,820
10,155,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	10,597,098
5,800,000	Banco Santander S.A., 2.749%, 12/03/2030	5,104,551
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	48,805,746
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	102,927
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	26,127,923
24,260,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	22,522,490
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,446,972
18,255,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	16,813,452
3,335,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	3,178,255
14,045,000	BNP Paribas S.A., (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	13,217,816
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	22,323,412
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	470,515
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,248,614
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,035,655
15,615,000	Credit Suisse AG, 0.495%, 2/02/2024	14,937,777
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	14,640,758
3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,340,137
4,690,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	4,183,235
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,534,241
9,260,000	Deutsche Bank AG, (fixed rate to 9/18/2023, variable rate thereafter), 2.222%, 9/18/2024	9,057,366
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	5,879,501
19,755,000	Deutsche Bank AG, Series E, 0.962%, 11/08/2023	19,152,843
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	72,688,436
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	30,436,122
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	11,199,820

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Banking – continued
$100,000	KeyBank NA, 6.950%, 2/01/2028	$115,874
30,210,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	29,718,497
1,845,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	1,900,306
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	21,066,045
25,560,000	Nationwide Building Society, 0.550%, 1/22/2024, 144A	24,515,107
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	14,777,770
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	20,194,337
11,950,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	11,018,194
16,790,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	15,051,900
7,090,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	7,310,537
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	3,936,732
1,820,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	1,739,095

		571,950,536

	Brokerage – 0.5%
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	22,799,525
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,884,879

		32,684,404

	Building Materials – 1.4%
33,030,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	30,140,205
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	16,099,100
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	6,022,053
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	3,126,430
23,975,000	Owens Corning, 7.000%, 12/01/2036	30,190,000
2,655,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,633,258

		88,211,046

	Cable Satellite – 2.3%
9,425,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	8,590,699

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Cable Satellite – continued
$ 1,905,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	$1,654,483
2,826,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	2,651,615
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	288,130
790,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032, 144A	735,679
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	550,000
25,020,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	20,232,729
13,450,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	11,707,880
30,810,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	29,266,711
6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	7,117,690
26,515,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	22,174,229
1,115,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	934,214
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	921,150
930,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	937,384
2,416,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,409,960
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	203,000
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	16,547,744
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	16,417,268

		143,340,565

	Chemicals – 1.1%
4,330,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	3,945,713
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	8,884,312
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	6,011,520
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	28,394,949
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,673,708
6,120,000	LYB International Finance III LLC, 4.200%, 10/15/2049	6,058,817

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Chemicals – continued
$ 12,285,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	$10,900,235

		67,869,254

	Construction Machinery – 0.6%
23,395,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	22,790,551
5,730,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	5,575,561
8,900,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	8,566,739

		36,932,851

	Consumer Cyclical Services – 1.2%
16,000,000	Booking Holdings, Inc., 4.625%, 4/13/2030	17,353,354
5,765,000	Expedia Group, Inc., 2.950%, 3/15/2031	5,337,500
30,201,000	Expedia Group, Inc., 3.250%, 2/15/2030	28,747,602
4,928,000	Expedia Group, Inc., 3.800%, 2/15/2028	4,901,864
3,970,000	Expedia Group, Inc., 4.625%, 8/01/2027	4,123,826
1,025,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	960,937
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	8,716,114
5,015,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,347,294

		75,488,491

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,472,621
6,970,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	6,710,367

		15,182,988

	Diversified Manufacturing – 0.2%
7,675,000	GE Capital Funding LLC, 4.550%, 5/15/2032	8,241,996
1,869,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,006,911

		10,248,907

	Electric – 1.9%
7,435,000	AES Corp. (The), 2.450%, 1/15/2031	6,648,783
3,695,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	3,660,476

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Electric – continued
$ 15,378,599	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$16,760,820
14,855,000	Calpine Corp., 3.750%, 3/01/2031, 144A	13,297,973
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	15,408,248
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	11,429,778
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,358,627
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	9,644,947
1,435,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	1,402,325
4,437,000	NRG Energy, Inc., 5.750%, 1/15/2028	4,509,789
6,185,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	5,594,510
8,915,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	7,177,062
10,400,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	8,858,316
1,250,000	Pacific Gas & Electric Co., 4.950%, 7/01/2050	1,177,375
10,835,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	10,399,121

		118,328,150

	Finance Companies – 4.6%
7,910,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	7,294,500
9,900,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	8,924,450
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	833,270
23,900,000	Air Lease Corp., 3.125%, 12/01/2030	22,096,028
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	2,110,060
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	10,121,973
345,000	Air Lease Corp., 4.625%, 10/01/2028	351,307
8,426,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	7,760,785
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,409,497
8,070,000	Aircastle Ltd., 4.400%, 9/25/2023	8,101,634
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,290,900

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Finance Companies – continued
$ 6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	$6,839,597
15,575,000	Ares Capital Corp., 2.875%, 6/15/2028	13,788,568
16,355,000	Ares Capital Corp., 3.200%, 11/15/2031	13,860,144
3,865,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	3,549,569
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	7,729,624
8,255,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	7,622,105
27,825,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027, 144A	24,683,369
10,640,000	FS KKR Capital Corp., 3.125%, 10/12/2028	9,485,279
3,425,000	Navient Corp., 5.000%, 3/15/2027	3,262,312
50,000	Navient Corp., 5.875%, 10/25/2024	51,007
145,000	Navient Corp., 6.750%, 6/15/2026	147,900
222,000	Navient Corp., 7.250%, 9/25/2023	230,603
20,000	Navient Corp., MTN, 6.125%, 3/25/2024	20,350
7,855,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	7,197,092
12,150,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	10,890,040
12,290,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	10,719,078
13,940,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	12,589,638
13,705,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	12,583,177
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,803,613
17,825,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	16,131,625
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	21,899,252

		278,378,346

	Financial Other – 0.3%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	1,917,300
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	640,728
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	4,295,719

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Financial Other – continued
$ 1,110,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	$1,018,425
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(c)(d)	1,506,061
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(c)(d)	104,340
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(c)(d)	1,293,150
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(c)(d)	1,172,455
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(c)(d)	1,050,840
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(c)(d)	366,723
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(c)(d)	1,892,147
1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(c)(d)	695,777
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(c)(d)	558,684

		16,512,349

	Food & Beverage – 1.6%
2,040,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	2,268,775
14,470,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	15,460,359
6,002,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	6,477,801
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,176,368
3,625,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	3,364,852
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	10,897,505
4,895,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	4,527,875
26,540,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	26,317,064
6,470,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	6,715,084
13,590,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	11,881,193
2,065,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	1,910,125
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,742,519

		96,739,520

	Gaming – 0.3%
14,625,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	12,749,749

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Gaming – continued
$ 4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	$4,427,624

		17,177,373

	Government Owned - No Guarantee – 0.6%
8,755,000	Antares Holdings LP, 2.750%, 1/15/2027, 144A	7,694,667
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	11,674,751
4,000,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	2,970,000
10,320,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	9,228,247
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	1,420,621
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	2,735,363

		35,723,649

	Health Insurance – 0.4%
19,320,000	Centene Corp., 2.500%, 3/01/2031	17,050,480
4,145,000	Centene Corp., 2.625%, 8/01/2031	3,689,050
2,520,000	Centene Corp., 3.000%, 10/15/2030	2,314,544
565,000	Centene Corp., 4.625%, 12/15/2029	569,571

		23,623,645

	Healthcare – 1.0%
19,420,000	Cigna Corp., 4.375%, 10/15/2028	20,428,303
1,261,000	Cigna Corp., 7.875%, 5/15/2027	1,522,611
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	7,118,812
685,000	Encompass Health Corp., 4.750%, 2/01/2030	657,600
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,580,357
8,810,000	HCA, Inc., 4.125%, 6/15/2029	8,980,057
16,050,000	HCA, Inc., 4.500%, 2/15/2027	16,577,167
4,520,000	HCA, Inc., 5.250%, 6/15/2049	4,950,126

		62,815,033

	Home Construction – 0.4%
2,450,000	Lennar Corp., 4.750%, 11/29/2027	2,552,237

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Home Construction – continued
$ 560,000	Lennar Corp., 4.875%, 12/15/2023	$575,227
55,000	Lennar Corp., 5.000%, 6/15/2027	57,638
2,050,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(c)(d)	416,642
3,445,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(c)(d)	688,311
5,370,000	MDC Holdings, Inc., 3.966%, 8/06/2061	4,148,919
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	12,711,744
6,130,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	5,838,825

		26,989,543

	Independent Energy – 2.7%
3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	3,147,260
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	9,711,757
16,455,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	16,392,983
3,140,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	2,800,095
9,310,000	Continental Resources, Inc., 3.800%, 6/01/2024	9,344,075
16,077,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	17,585,023
4,685,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	4,474,417
6,910,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	6,643,965
9,035,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	8,603,579
925,000	EQT Corp., 3.125%, 5/15/2026, 144A	898,425
9,675,000	EQT Corp., 3.625%, 5/15/2031, 144A	9,239,625
11,030,000	EQT Corp., 3.900%, 10/01/2027	10,998,068
1,970,000	EQT Corp., 5.000%, 1/15/2029	2,033,710
10,475,000	Hess Corp., 4.300%, 4/01/2027	10,748,214
4,675,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	4,755,176
10,085,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	9,390,821
7,360,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	6,815,961

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Independent Energy – continued
$ 3,560,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	$3,293,000
4,130,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	3,861,550
285,000	Occidental Petroleum Corp., 4.400%, 8/15/2049	267,900
570,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	545,051
675,000	Occidental Petroleum Corp., 4.625%, 6/15/2045	654,622
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	6,455,400
11,260,000	Ovintiv, Inc., 6.500%, 8/15/2034	13,364,811
1,110,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,360,781
1,750,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,747,812

		165,134,081

	Leisure – 0.2%
1,985,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,886,068
6,665,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	6,581,887
2,750,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,621,603

		11,089,558

	Life Insurance – 3.1%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	10,751,359
18,770,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	17,887,397
21,550,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	19,120,942
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	7,068,557
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,700,935
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	20,520,392
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,105,911
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(d)	40,252,848
23,335,000	New York Life Global Funding, 0.850%, 1/15/2026, 144A	21,477,836
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(d)	8,015,868
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,399,730

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Life Insurance – continued
$ 14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	$19,407,773

		187,709,548

	Local Authorities – 0.2%
14,455,000	Province of Quebec Canada, 0.600%, 7/23/2025	13,499,724

	Lodging – 0.2%
1,795,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	1,859,065
3,525,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	3,217,243
975,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	918,937
7,435,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	6,894,624
1,610,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,497,300
205,000	Travel & Leisure Co., 6.000%, 4/01/2027	211,150
235,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	244,988

		14,843,307

	Media Entertainment – 1.3%
2,610,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,492,550
3,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	3,880,844
4,125,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	4,145,130
6,335,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	6,370,666
2,080,000	Netflix, Inc., 4.875%, 4/15/2028	2,181,410
22,100,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	23,574,070
2,545,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,754,963
5,910,000	Netflix, Inc., 5.875%, 11/15/2028	6,514,593
9,540,000	Netflix, Inc., 6.375%, 5/15/2029	10,787,641
2,700,000	Paramount Global, 4.200%, 6/01/2029	2,730,691
10,855,000	Paramount Global, 4.950%, 1/15/2031	11,538,652

		76,971,210

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Metals & Mining – 2.6%
$ 550,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	$498,691
1,325,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,221,122
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	6,272,208
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	35,599,059
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	9,111,807
11,405,000	ArcelorMittal S.A., 6.750%, 3/01/2041	13,488,117
5,890,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	6,169,775
6,325,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	5,982,817
2,930,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,943,566
1,975,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	2,019,437
6,175,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	6,854,559
1,770,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	1,982,117
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	7,648,484
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	39,211,835
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	11,858,065
4,280,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	4,093,012
1,855,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	1,662,815
2,010,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,924,575

		158,542,061

	Midstream – 2.2%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	22,424,812
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	12,199,500
1,635,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	1,681,581
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	748,962
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	7,351,671
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	6,834,818

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Midstream – continued
$ 1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	$1,382,113
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,796,872
85,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042	87,009
375,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	397,755
14,040,000	MPLX LP, 4.250%, 12/01/2027	14,500,027
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	106,677
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	224,749
3,710,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,639,068
7,365,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	6,520,967
7,825,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	7,342,242
620,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	594,410
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	13,014,577
2,170,000	Western Midstream Operating LP, 4.550%, 2/01/2030	2,159,150
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,019,300
950,000	Western Midstream Operating LP, 5.450%, 4/01/2044	963,072
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	701,125
2,870,000	Western Midstream Operating LP, 5.750%, 2/01/2050	2,798,250
8,405,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	8,418,997

		133,907,704

	Mortgage Related – 0.0%
824	FNMA, 6.000%, 7/01/2029	895

	Non-Agency Commercial Mortgage-Backed Securities – 1.6%
8,625,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,937,978
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	390,316
1,410,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	1,403,547
785,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	773,972

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 730,574	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	$729,615
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.467%, 12/10/2044(a)	1,988,493
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	344,076
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	467,524
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	11,270,814
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.530%, 10/10/2034, 144A(a)	4,906,905
3,523,316	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 2.097%, 7/15/2038, 144A(b)	3,472,439
2,390,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033, 144A(a)	2,321,215
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.550%, 3/05/2033, 144A(a)	7,706,152
6,079,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(a)	5,657,711
6,478,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.364%, 12/15/2047, 144A(a)	6,425,644
340,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.364%, 12/15/2047, 144A(a)	334,829
4,990,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 2.197%, 11/15/2038, 144A(b)	4,891,241
945,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	935,226
5,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.152%, 8/15/2046(a)	5,077,874
1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.763%, 10/15/2046(a)	1,347,645
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.212%, 6/15/2044, 144A(a)(c)(d)	2,765,953
441,526	Motel Trust, Series 2021-MTL6, Class C, 1-month LIBOR + 1.500%, 1.897%, 9/15/2038, 144A(b)	433,457
4,735,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.834%, 1/15/2032, 144A(a)	4,749,838
965,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.875%, 5/10/2063, 144A(a)	945,566
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 4.947%, 5/10/2063, 144A(a)(c)(d)	556,598
827,560	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	825,861
4,990,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.305%, 7/15/2046(a)	4,790,398
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,836,136
1,640,146	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.294%, 3/15/2044, 144A(a)	713,464
1,565,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,552,770

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 1,746,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.779%, 6/15/2045(a)	$1,342,325
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.779%, 6/15/2045, 144A(a)(c)(d)	127,587
4,615,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	4,495,636
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(a)	1,226,840

		96,745,645

	Paper – 0.5%
10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	9,848,090
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	17,089,024
2,745,000	WRKCo, Inc., 3.000%, 6/15/2033	2,563,684

		29,500,798

	Pharmaceuticals – 0.5%
570,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	545,775
865,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	712,388
120,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	93,481
340,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	267,083
1,295,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	1,007,976
135,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	110,700
220,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	196,962
980,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	989,800
15,105,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	13,675,916
6,270,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	4,921,950
4,335,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	4,161,383
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	3,018,231

		29,701,645

	Property & Casualty Insurance – 0.7%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	5,867,092
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	16,019,475

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Property & Casualty Insurance – continued
$ 2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	$2,779,196
3,159,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	3,079,109
14,195,000	Stewart Information Services Corp., 3.600%, 11/15/2031	12,919,088

		40,663,960

	REITs - Apartments – 0.0%
2,185,000	American Homes 4 Rent, 2.375%, 7/15/2031	1,928,906

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,671,296

	REITs - Office Property – 0.0%
2,085,000	Corporate Office Properties LP, 2.750%, 4/15/2031	1,871,730

	REITs - Regional Malls – 0.1%
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	6,426,993

	REITs - Shopping Centers – 0.1%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,461,179
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,287,610

		3,748,789

	Restaurants – 0.1%
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	2,328,984
1,890,000	Yum! Brands, Inc., 7.750%, 4/01/2025, 144A	1,963,238

		4,292,222

	Retailers – 1.4%
21,520,000	7-Eleven, Inc., 0.800%, 2/10/2024, 144A	20,672,905
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	2,042,861
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	9,823,188
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	14,971,839
343,224	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	372,470
341,707	CVS Pass-Through Trust, 6.036%, 12/10/2028	364,509
10,487,693	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	10,939,293

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Retailers – continued
$ 1,100,460	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	$1,145,975
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	5,590,527
4,665,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	4,432,030
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,591,950
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,031,894
3,145,000	Tapestry, Inc., 3.050%, 3/15/2032	2,858,100

		85,837,541

	Sovereigns – 0.5%
20,395,000	Mexico Government International Bond, 3.771%, 5/24/2061	16,523,213
13,115,000	Mexico Government International Bond, 4.280%, 8/14/2041	12,225,410

		28,748,623

	Supermarkets – 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	390,783

	Technology – 4.5%
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	28,729,441
9,915,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	8,607,102
5,480,000	Broadcom, Inc., 4.300%, 11/15/2032	5,560,920
22,935,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	21,248,131
1,620,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,407,092
3,095,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	2,850,526
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	3,945,201
3,950,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	3,568,331
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	8,852,311
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	16,455,549
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	4,924,863
4,610,000	Jabil, Inc., 3.000%, 1/15/2031	4,222,979
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,523,094

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Technology – continued
$ 16,735,000	KLA Corp., 5.650%, 11/01/2034	$19,020,092
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	6,877,694
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	5,906,549
11,425,000	Microchip Technology, Inc., 0.983%, 9/01/2024, 144A	10,816,854
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	26,628,867
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	11,482,250
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	3,861,402
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A	2,156,595
1,055,000	Open Text Corp., 3.875%, 2/15/2028, 144A	1,010,553
1,015,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	962,418
25,480,000	Oracle Corp., 3.600%, 4/01/2050	21,132,152
4,402,000	S&P Global, Inc., 4.250%, 5/01/2029, 144A	4,632,093
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,643,884
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	977,290
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026, 144A	12,515,412
15,815,000	TSMC Arizona Corp., 2.500%, 10/25/2031	14,645,700
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	9,419,280
1,395,000	Western Digital Corp., 2.850%, 2/01/2029	1,274,458
955,000	Western Digital Corp., 3.100%, 2/01/2032	855,078

		273,714,161

	Transportation Services – 0.2%
9,670,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	9,420,184

	Treasuries – 14.7%
142,940,000	U.S. Treasury Bond, 2.000%, 11/15/2041	129,338,366
206,825,000	U.S. Treasury Note, 0.125%, 4/30/2022	206,797,643
173,275,000	U.S. Treasury Note, 0.125%, 6/30/2022	173,078,712

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Non-Convertible Bonds – continued

	Treasuries – continued
$ 119,815,000	U.S. Treasury Note, 0.125%, 12/31/2022(e)	$118,654,292
79,165,000	U.S. Treasury Note, 0.125%, 4/30/2023	77,767,243
200,000,000	U.S. Treasury Note, 0.125%, 8/31/2023	194,578,124

		900,214,380

	Wireless – 1.7%
6,125,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	5,660,812
2,295,000	Crown Castle International Corp., 2.250%, 1/15/2031	2,022,777
3,725,000	Crown Castle International Corp., 3.300%, 7/01/2030	3,562,322
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	22,495,528
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	6,706,324
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	706,801
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029, 144A	1,794,803
3,515,000	T-Mobile USA, Inc., 2.700%, 3/15/2032, 144A	3,197,569
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	14,571,312
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	7,118,514
36,385,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	36,524,687

		104,361,449

	Wirelines – 0.0%
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	806,720

	Total Non-Convertible Bonds (Identified Cost $5,614,415,857)	5,489,453,765

Convertible Bonds – 1.2%

	Airlines – 0.1%
5,165,000	Southwest Airlines Co., 1.250%, 5/01/2025	7,008,905

	Cable Satellite – 0.3%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	8,461,750
13,110,000	DISH Network Corp., 3.375%, 8/15/2026	11,792,445

		20,254,195

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Convertible Bonds – continued

	Consumer Cyclical Services – 0.1%
$ 4,515,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-1.734%, 2/15/2026(f)	$3,772,192
5,755,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(f)	5,158,610

		8,930,802

	Healthcare – 0.2%
14,730,000	Teladoc Health, Inc., 1.250%, 6/01/2027	12,424,755

	Media Entertainment – 0.1%
4,520,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(g)	3,794,540

	Pharmaceuticals – 0.4%
5,120,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,117,440
13,985,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	14,002,978
2,935,000	Livongo Health, Inc., 0.875%, 6/01/2025	2,973,155

		22,093,573

	Total Convertible Bonds (Identified Cost $82,244,093)	74,506,770

Municipals – 0.1%

	Virginia – 0.1%
7,335,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $7,078,292)	7,438,969

	Total Bonds and Notes (Identified Cost $5,703,738,242)	5,571,399,504

Collateralized Loan Obligations – 3.4%
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.159%, 4/23/2034, 144A(b)	1,527,932
5,565,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3-month LIBOR + 1.700%, 1.954%, 7/20/2034, 144A(b)	5,447,957
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.904%, 7/20/2031, 144A(b)	14,701,967
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 1.911%, 7/15/2031, 144A(b)	4,582,180
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 3.241%, 10/15/2034, 144A(b)	3,446,133
4,075,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 1.741%, 10/15/2030, 144A(b)	4,028,626
1,651,667	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 3.259%, 1/23/2031, 144A(b)	1,623,919
1,170,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3-month LIBOR + 1.400%, 1.880%, 11/20/2030, 144A(b)	1,153,468
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3-month LIBOR + 1.550%, 1.791%, 7/18/2030, 144A(b)	5,307,269

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.700%, 1.941%, 7/15/2031, 144A(b)	$2,502,134
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3-month LIBOR + 1.700%, 1.837%, 10/15/2034, 144A(b)	3,875,226
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3-month LIBOR + 1.650%, 1.904%, 10/20/2034, 144A(b)	7,126,084
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3-month LIBOR + 1.800%, 2.041%, 10/17/2031, 144A(b)	6,473,291
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3-month LIBOR + 1.650%, 1.855%, 10/15/2034, 144A(b)	4,370,616
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.641%, 1/15/2031, 144A(b)	3,302,921
1,250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 1.908%, 10/25/2031, 144A(b)	1,235,784
4,465,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 2.180%, 11/22/2031, 144A(b)	4,424,293
5,405,000	Goldentree Loan Management U.S CLO 3 Ltd., Series 2018-3A, Class B1, 3-month LIBOR + 1.550%, 1.804%, 4/20/2030, 144A(b)	5,371,959
403,333	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 1.959%, 10/22/2025, 144A(b)	403,376
13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 1.734%, 4/20/2031, 144A(b)	13,507,274
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.050% 3.291%, 4/15/2034, 144A(b)	3,445,914
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 1.959%, 10/22/2030, 144A(b)	13,108,485
2,945,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3-month LIBOR + 1.600%, 1.841%, 10/18/2031, 144A(b)	2,915,786
13,895,000	Morgan Stanley Eaton Vance CLO, Series 2022-16A, Class B, 3-month Term SOFR + 1.950%, 4/15/2035, 144A(b)(c)(d)(h)	13,860,915
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.141%, 4/15/2034, 144A(b)	2,040,926
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3-month LIBOR + 1.700%, 1.955%, 10/21/2030, 144A(b)	538,900
6,205,000	OCP CLO Ltd., Series 2016-12A, Class BR2, 3-month Term SOFR + 1.810%, 2.531%, 4/18/2033, 144A(b)	6,174,310
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 1.791%, 1/17/2032, 144A(b)	14,593,772
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.600%, 1.841%, 7/15/2030, 144A(b)	1,969,606
1,986,282	Octagon Investment Partners 28 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.800%, 2.059%, 10/24/2030, 144A(b)	1,966,004
4,155,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.300%, 3.541%, 7/15/2036, 144A(b)	4,066,062
7,170,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.711%, 4/16/2031, 144A(b)	7,043,041
1,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 2.180%, 5/21/2034, 144A(b)	1,421,945
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3-month Term SOFR + 1.900%, 2.613%, 4/20/2035, 144A(b)	12,812,183
4,310,000	Rad CLO Ltd., Series 2021-15A, Class B, 3-month LIBOR + 1.650%, 1.897%, 1/20/2034, 144A(b)	4,277,356
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.654%, 4/20/2034, 144A(b)	1,680,255
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3-month LIBOR + 1.850%, 2.108%, 10/25/2031, 144A(b)	998,696

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 3.504%, 4/20/2034, 144A(b)	$6,591,777
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 4.004%, 10/20/2034, 144A(b)	1,784,612
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 1.941%, 10/18/2031, 144A(b)	3,274,897
1,610,000	Voya CLO Ltd., Series 2016-3A, Class A3R, 3-month LIBOR + 1.750%, 1.991%, 10/18/2031, 144A(b)	1,577,174
6,235,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 1.891%, 10/15/2031, 144A(b)	6,139,062

	Total Collateralized Loan Obligations (Identified Cost $205,919,199)	206,694,087

Shares
Preferred Stocks – 1.3%

Convertible Preferred Stocks – 1.3%

	Banking – 0.8%
17,832	Bank of America Corp., Series L, 7.250%	23,404,500
18,269	Wells Fargo & Co., Class A, Series L, 7.500%	24,206,425

		47,610,925

	Wireless – 0.5%
28,763	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(c)(d)	32,070,745

	Total Convertible Preferred Stocks (Identified Cost $83,896,536)	79,681,670

	Total Preferred Stocks (Identified Cost $83,896,536)	79,681,670

Principal Amount
Short-Term Investments – 2.9%
$ 176,957,154	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $176,957,154 on 4/01/2022 collateralized by $181,147,400 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $180,496,356 including accrued interest(i) (Identified Cost $176,957,154)	176,957,154

	Total Investments – 98.7% (Identified Cost $6,170,511,131)	6,034,732,415
	Other assets less liabilities – 1.3%	80,172,037

	Net Assets – 100.0%	$6,114,904,452

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of March 31, 2022 is disclosed.

(b)	Variable rate security. Rate as of March 31, 2022 is disclosed.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2022, the value of these securities amounted to $107,395,644 or 1.8% of net assets.
(e)	Security (or a portion thereof) has been pledged as collateral for potential derivative contracts.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(h)	New issue unsettled as of March 31, 2022. Coupon rate does not take effect until settlement date.

(i)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of Rule 144A holdings amounted to $2,296,482,228 or 37.6% of net assets.

ABS	Asset-Backed Securities
ARS	Auction Rate Security
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$5,571,399,504	$—	$5,571,399,504
Collateralized Loan Obligations	—	206,694,087	—	206,694,087
Preferred Stocks
Banking	47,610,925	—	—	47,610,925
Wireless	—	32,070,745	—	32,070,745

Total Preferred Stocks	47,610,925	32,070,745	—	79,681,670

Short-Term Investments	—	176,957,154	—	176,957,154

Total	$47,610,925	$5,987,121,490	$—	$6,034,732,415

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

Treasuries	14.7%
Banking	10.2
ABS Car Loan	7.1
ABS Home Equity	4.8
Finance Companies	4.6
Technology	4.5
Life Insurance	3.1
ABS Other	3.0
Independent Energy	2.7
Cable Satellite	2.6
Metals & Mining	2.6
Aerospace & Defense	2.3
Wireless	2.2
Automotive	2.2
Midstream	2.2
Other Investments, less than 2% each	23.6
Collateralized Loan Obligations	3.4
Short-Term Investments	2.9

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%